Weighted average basic and diluted number of common shares outstanding	12 Months Ended
Dec. 31, 2020
Weighted average basic and diluted number of common shares outstanding [abstract]
Weighted average basic and diluted number of common shares outstanding
19.   Weighted average basic and diluted number of common shares outstanding

	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Basic weighted average number of shares	103,941,184	71,421,798
Effect of dilutive stock options and warrants	-	-
Diluted weighted average number of shares	103,941,184	71,421,798

Diluted weighted average number of common shares for the year ended December 31, 2020 excludes nil anti-dilutive preferred shares (2019: 103,824), 10,658,957 anti-dilutive stock options (2019: 8,020,790) and 6,264,520 anti-dilutive warrants (2019: 5,264,520).